Summary of Significant Accounting Policies - Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies
Net loss	$ (16,459)	$ (10,531)	$ (10,016)	$ (6,802)	$ (6,360)	$ (8,366)	$ (6,391)	$ (5,730)	$ (5,385)	$ (33,709)	$ (25,872)	$ (11,073)
Cumulative dividends on convertible preferred shares					(1,166)					(3,873)	(3,202)	(927)
Loss attributable to common shares—basic and diluted	$ (16,459)	$ (10,619)	$ (11,429)	$ (8,008)	$ (7,526)	$ (9,172)	$ (7,191)	$ (6,528)	$ (6,183)	$ (37,582)	$ (29,074)	$ (12,000)
Weighted—average number of common shares—basic and diluted	27,284,140				10,196,292					13,267,960	10,196,292	10,196,292
Loss per common share—basic and diluted	$ (0.60)	$ (0.41)	$ (1.78)	$ (0.78)	$ (0.74)	$ (0.90)	$ (0.71)	$ (0.64)	$ (0.61)	$ (2.83)	$ (2.85)	$ (1.18)